Significant Accounting Policies (Details Narrative) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2018
Accumulated deficit	$ 168,656		$ 168,656		$ 164,424	$ 157,716		$ 2,500
Impairment of goodwill		$ 2,873		$ 2,873	2,873
Equity investment, cost basis					$ 200	200
Reduction of warrant rate					20.00%		20.00%
Loss in equity-method investment						154
Net receivable due from the joint venture					10	10
Restricted Shares Collateralized [Member]
Letter of credit					$ 350	$ 350
Associated with a Former BioPharma Business [Member]
Deferred revenue								1,900
Associated with a Discovery Services [Member]
Deferred revenue								$ 600